Leases obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of leases [text block] [Abstract]
Weighted-average rate applied	11.09%
Lease term	12 months
Total value of leases	$ 0.1